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www.dechert.com

RICHARD HOROWITZ

richard.horowitz@dechert.com
+1 212 698 3525 Direct
+1 212 698 0452 Fax

September 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:                             Triloma EIG Energy Income Term Fund – Term I

On behalf of Triloma EIG Energy Income Fund – Term I (the “Registrant”), electronically transmitted for filing is Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-2 (“Registration Statement”) under the Securities Act of 1933, as amended and Amendment No. 13 to the Registration Statement under the Investment Company Act of 1940, as amended.  This filing is being made for the sole purposes of (i) updating certain financial information and (ii) making other non-material changes to the Registrant’s Prospectus and Statement of Additional Information.

In accordance with Release No. IC-13768 (Feb. 15, 1984) (the “Release”), we hereby request a selective review or “no review” of the Registration Statement on an expedited basis. Consistent with the Release, the disclosure in the Registration Statement is substantially similar to the disclosure set forth in the Registrant’s Registration Statement, which was declared effective on November 16, 2016, except for the inclusion of updated information with respect to the Registrant.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz